Contract costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contract With Customer1 [Abstract]
Opening balance	$ 783	$ 707
Incremental costs of obtaining a contract and contract fulfillment costs	535	602
Amortization included in operating costs	(552)	(523)
Impairment charges included in operating costs	0	(3)
Discontinued operations	(2)	0
Ending balance	$ 764	$ 783
Bottom of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	12 months
Top of range
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract costs, amortization period	84 months